SCHEDULE OF SERVICE RECEIVED FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Chinese Top Asset Management Holdings Limited [Member]
Related Party Transaction [Line Items]
Total Services received from related parties		$ 115,000,000
Billion Start Enterprise Limited [Member]
Related Party Transaction [Line Items]
Total Services received from related parties		19,000,000
Dragon Huge Development Limited [Member]
Related Party Transaction [Line Items]
Total Services received from related parties	6,800,000	13,000,000
Treasure Nice Investment Limited [Member]
Related Party Transaction [Line Items]
Total Services received from related parties		9,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Total Services received from related parties	$ 6,800,000	$ 156,000,000